Fair Value Measurements - Carrying Values and Fair Values of Other Financial Instruments (Detail) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 30, 2013 Carrying Value [Member] USD ($)	Dec. 31, 2012 Carrying Value [Member] USD ($)	Dec. 31, 2011 Carrying Value [Member] USD ($)	Jun. 30, 2013 Fair Value [Member] USD ($)	Dec. 31, 2012 Fair Value [Member] USD ($)	Dec. 31, 2011 Fair Value [Member] USD ($)
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Cash and cash equivalents	$ 64,550	$ 2,802		$ 594	$ 3,496	$ 1,021	$ 644	$ 64,550	$ 2,802	$ 3,496	$ 64,550	$ 2,802	$ 3,496
Line of credit		528	400						528			528
Demand note payable to member		8,666							8,666			8,666
Current portion of long-term debt	124	2,028			1,294			124	2,028	1,294	124	2,028	1,294
Current portion of capital and financing leases	507	920						507	920		507	920
Long-term debt - net of current portion	2,146	5,669			4,135			2,146	5,669	4,135	1,854	7,880	6,377
Capital and financing leases - net of current portion	$ 722	$ 1,949						$ 722	$ 1,949		$ 722	$ 1,949